SHAREHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2014
SHAREHOLDERS' EQUITY

NOTE 12:- SHAREHOLDERS’ EQUITY

a.	General:

Ordinary shares confer upon their holders the right to receive notice to participate and vote in general meetings of the Company, and the right to receive dividends if declared.

Dividends declared on ordinary shares will be paid in New Israeli Shekels. Dividends paid to shareholders outside Israel will be converted into U.S. dollars, on the basis of the exchange rate prevailing at the date of payment.

b.	Share repurchase:

As of December 31, 2014, the Company repurchased ordinary shares for an aggregate amount of $ 3,837,070. On January 29, 2015, the Company’s board of directors approved and authorized the repurchase of up to additional $ 1,500,000 of the Company’s ordinary shares and not more than $250,000 per quarter. Under the repurchase programs, share purchases may be made from time to time depending on market conditions, share price, trading volume and other factors and will be funded by available working capital. During 2014, 2013 and 2012 the Company repurchased 11,207,320, 10,148,834 and 9,483,090 shares for an aggregate amount of $ 764,543, $ 537,829 and $ 466,164, respectively.

c.	Stock Options, RSU’s and PSU’s:

In 2005, the Company adopted two new equity incentive plans, which were subsequently amended in January 2014: the 2005 United States Equity Incentive Plan and the 2005 Israel Equity Incentive Plan, together are referred to as the Equity Incentive Plans.

Under the Equity Incentive Plans, the Company may grant options to employees, officers and directors at an exercise price equal to at least the fair market value of the ordinary shares at the date of grant and are granted for periods not to exceed seven years. The Company grants under the Equity Incentive Plans options, Restricted Stock Units (“RSUs”) and Performance RSUs (“PSUs”) and can also grant a variety of other equity incentives. Options granted under the Equity Incentive Plans generally vest over a period of four to five years of employment. Options, RSU’s and PSU’s that are cancelled or forfeited before expiration become available for future grants. The number of PSUs granted to sales employees is equal to the amount of compensation earned (based on the employee’s level) divided by the fair value of the ordinary share at the grant date. RSUs and PSUs vest over a four year period of employment from the grant date. PSUs are subject to certain performance criteria; accordingly, compensation expense is recognized for such awards when it becomes probable that the related performance condition will be satisfied.

Under the Equity Incentive Plans, the Company’s non-employee directors receive an automatic annual option grant.

As of December 31, 2014, 13,824,359 options and RSUs were outstanding under the Equity Incentive Plans.

Following the amendments to the Equity Incentive Plans in January 2014, on December 31st of each year, the number of Reserved and Authorized Shares under the Equity Incentive Plans shall be automatically reset to equal 10% of the number of ordinary shares issued and outstanding as of year end. As of December 31, 2014 the number of ordinary shares reserved under the Equity Incentive Plans equals 18,379,095.

A summary of the Company’s stock option activity and related information is as follows:

	Options in thousands	Weighted average exercise price	Aggregate intrinsic value
	2014	2014	2014
Outstanding at beginning of year	12,602	$40.58	$301,449
Granted	2,559	$65.28
Exercised	(2,173)	$26.77
Forfeited	(60)	$56.46

Outstanding at December 31,	*)12,928	$47.72	$398,893

Exercisable at December 31,	8,058	$41.72	$296,900

*)	As of December 31, 2014 , approximately 12.8 million options are vested and expected to vest. Options expected to vest reflect an estimated forfeiture rate for purposes of determining related compensation expense.

The total intrinsic value of options exercised during the years 2014, 2013 and 2012 was $ 89,957, $ 90,352 and $ 61,564, respectively.

The weighted average fair values at grant date of options granted for the years ended December 31, 2014, 2013 and 2012; with an exercise price equal to the market value at the date of grant were $ 19.55, $ 16.17 and $ 15.52, respectively.

The options outstanding as of December 31, 2014, have been separated into ranges of exercise price, as follows:

	Outstanding			Exercisable
Exercise price	Number of options (in thousands)	Weighted average remaining contractual life (years)	Weighted average exercise price	Number of options (in thousands)	Weighted average remaining contractual life (years)	Weighted average exercise price
$			$			$
21.95-29.49	3,655	1.80	27.30	3,595	1.80	27.31
33.20-47.97	251	3.10	39.27	172	2.69	37.94
49.50-53.67	5,493	4.40	52.06	3,508	4.22	52.38
55.15-74.51	3,529	5.79	62.70	784	5.46	61.01

21.95-74.51	12,928	4.02	47.72	8,058	3.23	41.72

The following table summarizes information relating to RSUs, as well as changes to such awards during 2014:

Year ended December 31,
2014
Number in thousands
Outstanding at beginning of year	907
Granted	298
Vested	(284)
Forfeited	(119)

Outstanding as of December 31,	802

The weighted average fair values at grant date of RSUs granted for the years ended December 31, 2014, 2013 and 2012 were $ 65.08, $ 48.64 and $ 54.76, respectively.

The total fair value of shares vested during the years 2014, 2013 and 2012 was $ 18,414, $ 17,738 and $ 22,806, respectively.

The following table summarizes information relating to PSUs, as well as changes to such awards during 2014:

Year ended December 31,
2014
Number in thousands
Outstanding at beginning of year	—
Granted	103
Forfeited	(9)

Outstanding as of December 31,	94

The weighted average fair values at grant date of PSUs granted for the year ended December 31, 2014 was $ 64.03.

As of December 31, 2014 the company had a commitment to grants PSU’s at the value of $16,790.

As of December 31, 2014, the Company had approximately $ 112,929 of unrecognized compensation expense related to non-vested stock options and non-vested RSU’s and PSU’s, expected to be recognized over a weighted average period of 1.82 years and $ 7,289 of unrecognized compensation expense related to PSU’s that will be granted during 2015.

d.	Employee Stock Purchase Plan (“ESPP”):

The Company reserved a total of 6,000,000 ordinary shares for issuance under the ESPP. Eligible employees may use up to 15% of their salaries to purchase ordinary shares but no more than 1,250 shares per participant on any purchase date. The ESPP is implemented through an offering every six months. The price of an ordinary share purchased under the ESPP is equal to 85% of the lower of the fair market value of the ordinary share on the subscription date of each offering period or on the purchase date.

During 2014, 2013 and 2012, employees purchased 312,588, 354,487 and 309,559 ordinary shares at average prices of $ 51.48, $ 42.14 and $ 44.15 per share, respectively.

As of December 31, 2014, 754,288 ordinary shares were available for future issuance under the ESPP.

In accordance with ASC No. 718, the ESPP is compensatory and as such results in recognition of compensation cost. For the years ended December 31, 2014, 2013 and 2012, the Company recognized $ 4,187, $ 3,973 and $ 4,313, respectively, of compensation expense in connection with the ESPP.